Expense Example - Federated Hermes Select Total Return Bond Fund	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years
USD ($)	121	378	654	1,443	179	554	954	2,073